Off-balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 6,796,492	$ 67,032	$ 111,747
Other Guarantees Received	$ 296,362	$ 471,506	$ 445,115